Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding Stock Option Plan

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2017	1,155,527	$5.56
Exercised	(20,000)	0.85
Granted	648,502	6.21
Outstanding, December 31, 2018	1,784,029	5.85
Outstanding, December 31, 2019	1,784,029	$5.85
Vested and exercisable, December 31, 2018	826,680	$5.37
Vested and exercisable, December 31, 2019	1,459,779	$5.77

Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled
	Number of Deferred Share Units	Fair Value
Outstanding, December 31, 2017	974,179	$5,094
Granted	101,612	482
Units paid out in cash	(225,724)	(1,251)
Changes in fair value	-	(1,209)
Outstanding, December 31, 2018	850,067	3,116
Granted	111,804	455
Changes in fair value	-	347
Outstanding, December 31, 2019	961,871	$3,918

Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled		Equity Settled
	Number of Restricted Share Units	Fair Value	Number of Restricted Share Units
Outstanding, December 31, 2017	980,476	$3,935	390,751
Granted	87,759	414	422,030
Units paid out in cash	(405,821)	(1,915)	-
Vested	-	-	(78,150)
Forfeited or cancelled	(3,029)	(15)	-
Changes in fair value and vesting	-	(362)	-
Outstanding, December 31, 2018	659,385	2,057	734,631
Granted	139,661	506	633,914
Units paid out in cash	(406,611)	(1,466)	-
Vested	-	-	(201,633)
Changes in fair value and vesting	-	60	-
Outstanding, December 31, 2019	392,435	$1,157	1,166,912
Current portion		911
Non-current portion		246
Outstanding, December 31, 2019		$1,157

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled		Equity Settled
	Number of Performance Share Units	Fair Value	Number of Performance Share Units
Outstanding, December 31, 2017	553,459	$2,691	-
Granted	-	-	1,002,166
Units paid out in cash	(553,459)	(2,596)	-
Changes in fair value and vesting	-	(95)	-
Outstanding, December 31, 2018	-	-	1,002,166
Granted	-	-	422,609
Vested	-	-	(150,325)
Outstanding, December 31, 2019	-	$-	1,274,450